Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors [Member]
IfrsStatementLineItems [Line Items]
Audit's Committee	$ 61,821	$ 64,704	$ 67,307
Directors' Committee	65,341	82,379	75,494
Attendance meetings fee	1,792,439	1,472,234	1,537,747
Dividend Participation	2,178,809	2,008,338	2,646,357
Chief Executive [Member]
IfrsStatementLineItems [Line Items]
Directors' Committee	18,585	23,177	20,084
Attendance meetings fee	222,709	193,382	224,474
Dividend Participation	$ 17,824	$ 37,437	$ 28,009